Employees' Retirement Benefits (Schedule Of Charges To Income For Employees' Retirement Benefits) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Total	¥ 18,082
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Service cost	65,160	¥ 72,631	¥ 72,628
Interest cost on projected benefit obligation	25,510	30,021	37,511
Expected return on plan assets	(22,027)	(22,069)	(21,179)
Amortization of net actuarial loss	3,463	7,694	16,891
Amortization of transition obligation	156	167	167
Amortization of prior service cost	(1,468)	(3,997)	(5,266)
Curtailment gain from the change in pension plans		(12,966)
Total	70,794	71,481	100,752
NTT CDBP
Defined Benefit Plan Disclosure [Line Items]
Service cost	37,281	39,098	37,647
Interest cost on projected benefit obligation	21,278	22,961	27,260
Expected return on plan assets	(25,825)	(23,871)	(21,743)
Amortization of net actuarial loss	5,783	15,265	15,982
Amortization of prior service cost	(7,487)	(5,512)	(3,187)
Employee contributions	(3,753)	(3,557)	(3,573)
Total	¥ 27,277	¥ 44,384	¥ 52,386